CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Of Parent Company
Schedule of condensed financial information of the parent company

	December 31, 2023	December 31, 2022
ASSETS
Current assets:
Cash and cash equivalents	$23,107	$6,791
Account receivables, net	15,090,224	—
Other receivables, net	4,299,894	3,524,253
Inventories	17,178,241	—
Total current assets	36,591,466	3,531,044
Non-current assets:
Property, plant and equipment, net	3,526,773	3,731,963
Investment in subsidiaries	1,961,211	17,619,903
Total non-current assets	5,487,984	21,351,866
Total assets	$42,079,450	$24,882,910
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Other payables and accrued liabilities	$622,425	$8,041,502
Other payables - related party	—	3,799
Short-term loans	—	—
Convertible notes payable	—	—
Total current liabilities	622,425	8,045,301
Non-current liabilities	834,950	2,308,270
Total liabilities	1,457,375	10,353,571
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01 par value, 100,000,000 shares authorized, 58,398,281, 9,894,734, shares issued and outstanding as of December 31, 2023 and 2022 respectively	583,983	98,947
Additional paid-in capital	93,828,090	44,145,826
Statutory reserves	2,143,252	2,143,252
Retained earnings	(56,832,015)	(35,113,598)
Accumulated other comprehensive losses	898,766	834,513
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	40,622,075	12,108,940
Non-controlling interest	—	2,420,399
Total equity	40,622,075	14,529,339
Total liabilities and shareholders’ equity	$42,079,450	$24,882,910

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2022	2021

Revenues	15,152,777	—	—
Cost of sales	(13,901,688)	—	—
Gross profit	1,251,089	—	—
Operating expenses:
General and administrative expenses	$(2,195,689)	$(2,621,808)	$(1,169,384)
Research and development	(2,438,520)	(2,278,990)	—
Impairment loss	(12,600,000)
Other income (expenses):
(Interest expense)/interest income	(146,322)	(100,314)	(169,366)
Other finance expenses	(60,032)	(6,998)	(10,442)
Equity income of subsidiaries and VIEs from continue operation	(12,918,251)	(4,114,945)	(50,143,624)
Equity income of subsidiaries and VIEs from discontinued operation	7,389,310	(282,027)	(8,561,804)

NET (LOSS) INCOME	(21,718,417)	(9,405,081)	(60,054,620)
FOREIGN CURRENCY
Translation adjustment from continued operation	(199,032)	(1,883,571)	651,272
Translation adjustment from discontinued operation	263,285	258,828	66,288
COMPREHENSIVE (LOSS) INCOME	$(21,654,164)	$(11,029,824)	$(59,337,060)
Less: Comprehensive income attributable to non-controlling interest	(2,420,399)	(40,025)	(2,918,680)
Comprehensive income attributable to
Blue Hat Interactive Entertainment Technology shareholders	$(19,233,765)	$(10,989,799)	$56,418,380

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income from continued operation	$(29,107,727)	$(9,123,054)	$(51,492,816)
Adjustments to reconcile net income to cash used in operating activities:
Impairment loss of inventory	12,600,000
Equity income of subsidiaries and VIEs	12,918,251	4,114,945	50,143,624
Changes in operating assets and liabilities:
Depreciation of property and equipment	205,190	205,259	205,398
Other receivables	(15,865,859)	(3,319,855)	395,600
Inventories	(17,178,241)	—	—
Other payables and accrued liabilities	(7,419,077)	(323,274)	5,869,181
Net cash used in operating activities	(43,847,463)	(8,445,980)	5,120,987
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	7,773,600	—	—
Investment in subsidiary	—	(1,767,824)	(14,923,600)
Net cash used in investing activities	7,773,600	(1,767,824)	(14,923,600)
CASH FLOWS FROM FINANCING ACTIVITIES:
Underwriter’s partial exercise of over-allotment option, net of issuance costs	37,567,299	7,908,956	12,830,780
Other payables related party	(3,799)	(5,389)	5,880
Repayment of short-term loans	—	—	(2,998,994)
Proceeds from long-term loans - related party	—	914,771	—
Repayment of long-term loans - related party	(79,821)	—	—
Repayment of convertible payables	(1,393,499)	—	(739,189)
Proceeds from convertible payables	—	1,393,499	—
Net cash used in investing activities	36,090,179	10,211,837	9,098,477
EFFECT OF EXCHANGE RATE ON CASH	—	—	—
NET CHANGES IN CASH AND CASH EQUIVALENTS	16,316	(1,967)	(704,136)
CASH AND CASH EQUIVALENTS, Beginning of year	6,791	8,758	712,894
CASH AND CASH EQUIVALENTS, end of year	$23,107	$6,791	$8,758

SUPPLEMENTAL CASH FLOW INFORMATION:

Cash and cash equivalents	$23,107	$6,791	$8,758
Restricted cash	—	—	—
CASH AND CASH EQUIVALENTS, end of year	$23,107	$6,791	$8,758